GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
Statement of financial position [abstract]
SCHEDULE OF MATERIAL SUBSIDIARIES

The principal activities of the subsidiaries of the Company (the “Company” or collectively known as the “Group”) are as follows:

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2021	2022
			%	%
Advance Cancer Centre Pte Ltd	Investment, research and development of medical technologies	Singapore	100	100

CytoMed Therapeutics (Malaysia) Sdn Bhd	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Malaysia	100	100

Puricell Lab Pte Ltd	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Singapore	95	95

IPSCBank Pte Ltd	Stem cell and immune cell banking	Singapore	100	100

Held by IPSCBank Pte Ltd

IPSC Depository Sdn Bhd	Stem cell and immune cell banking	Malaysia	100	100